General information and reorganization transactions	12 Months Ended
Mar. 31, 2025
Disclosure of reclassifications or changes in presentation [abstract]
General information and reorganization transactions

Note 1 — General information and reorganization transactions

Virax Biolabs Group Limited (the "Company") is a holding company incorporated as an exempted company under the laws of the Cayman Islands. As a holding company with no material operations of its own, it conducts the majority of its operations through its subsidiaries in the United Kingdom, the United States, and China and has been operating since 2013.

The Company is a global innovative biotechnology company focused on the prevention, detection, diagnosis, and risk management of viral diseases with a current focus on the field of T cell in Vitro Diagnostics. The Company is in the process of developing and manufacturing tests that can predict adaptive immunity to viral diseases as well as identify individuals suffering from T cell exhaustion and chronic inflammation linked to post viral syndromes. The Company's mission is to protect people from viral diseases and help with the early diagnosis of post viral syndromes associated with T cell exhaustion and chronic inflammation through the provision of diagnostic tests and tests for adaptive immunity.

The Company is in the process of developing ViraxImmune, with the intention of providing an immunology profiling platform that assesses each individual’s immune risk profile against major global viral diseases as well as helping with the early diagnosis of post viral syndromes associated with T cell exhaustion and chronic inflammation. We are in the process of developing a T cell Test under the ViraxImmune brand and will apply for regulatory agency approval in the future. We believe that the T cell Tests and immunology platform we are developing under the ViraxImmune brand will be particularly useful in assisting in the threat analysis of the major viruses faced globally as well as helping with the early diagnosis of indications associated with T cell exhaustion and chronic inflammation which have been linked to symptoms such as chronic fatigue. Initially, we will be focusing on diseases associated with post viral syndromes including but not limited to SARS-CoV-2, Human Papillomavirus (better known as HPV), Malaria, Hepatitis B, and Herpes (better known as HSV-1). We are preparing a Q-submission under the U.S. Food and Drug Administration (FDA) pre-submission program for potential IVD classification of our ViraxImmune assay and anticipate holding the Q-submission meeting during the third quarter of 2025.

The Company also has the ability to distribute existing diagnostics test kits through our ViraxClear and ViraxVet brands. Currently, we do not manufacture or develop any product that we sell in our ViraxClear and ViraxVet product portfolios, and we act as a distributor of third-party suppliers’ products. While ViraxClear and ViraxVet have the ability to sell and distribute existing test kits, they are not the main focus of the Company.

Virax Biolabs Group Limited (“Virax Biolabs” or the "Company") — Virax Biolabs Group Limited is a Cayman Islands exempted company incorporated on September 2, 2021.

Virax Biolabs (UK) Limited (“Virax UK”) — Virax Biolabs (UK) Limited was incorporated on August 19, 2021 under the laws of the United Kingdom, a wholly-owned subsidiary of the Company and primarily engaged in the Company's research and development activities.

Virax Biolabs Limited (“HKCo” or formerly known as Shanghai Biotechnology Devices Ltd.) — Virax Biolabs Limited, incorporated on April 14, 2020, under the laws of Hong Kong, was previously named as “Shanghai Biotechnology Devices Limited” and effected a name change to “Virax Biolabs Limited” on July 12, 2021. Virax Biolabs Limited, our wholly owned Hong Kong subsidiary, serves as a holding company.

Virax Immune T- Cell Medical Device Company Limited (“Virax Immune T cell”) — Virax Immune T cell Medical Device Company Limited, a wholly-owned subsidiary of HKCo, incorporated on January 16, 2017, under the laws of Hong Kong, was previously named as “Stork Nutrition Asia Limited” and effected a name change to “Virax Immune T cell Medical Device Company Limited” on September 10, 2021.

Virax Biolabs Pte. Limited (“SingaporeCo”) — Virax Biolabs Pte. Limited, incorporated on May 4, 2013 under the laws of Singapore, was previously named as “Natural Source Group Pte. Limited” and effected a name change to “Virax Biolabs Pte. Limited” on July 2, 2021. 95.54% of its capital stock is owned by Virax Biolabs Limited and the remaining 4.46% by independent third-party shareholders.

Logico Bioproducts Corp. (“Logico BVI”) — Logico Bioproducts Corp., a wholly-owned subsidiary of SingaporeCo, is a limited liability company incorporated in the British Virgin Islands on January 21, 2011 and is a holding company.

Shanghai Xitu Consulting Co., Limited (“Shanghai Xitu”) — Shanghai Xitu, a wholly-owned subsidiary of Logico BVI and a wholly foreign owned enterprise, is a limited liability company incorporated on October 27, 2017, in China. Shanghai Xitu is primarily engaged in procurement, warehousing, product development, and staffing management.

Virax Biolabs USA Management, Inc. — Virax Biolabs USA Management, Inc. was incorporated on August 1, 2022 under the laws of the United States, a wholly-owned subsidiary of Virax Biolabs and structured as a management company for operations within the United States.

Virax Biolabs Group Holdings Ltd (“Virax UK HoldCo”) — Virax Biolabs Group Holdings Limited was incorporated on February 22, 2023 under the laws of the United Kingdom, a wholly-owned subsidiary of the Company and structured as a holding company.

Virax Biolabs Trading B.V. (“Virax Netherlands”) — Virax Biolabs Trading B.V. was incorporated on August 4, 2023 under the laws of the Netherlands, a wholly-owned subsidiary of the Company and is primarily engaged as a regional distribution company.

Virax Biolabs UK Operating Limited (“Virax UK Operating”) — Virax Biolabs UK Operating Limited was incorporated on November 7, 2023 under the laws of the United Kingdom, a wholly-owned subsidiary of the Company and is primarily engaged as a regional operating company.

These financial statements are presented in US dollars.

Going Concern

The Company has recurring losses, accumulated deficit totaling $24,589,244 and negative cash flows used in operating activities of $4,563,576 as of and for the year ended March 31, 2025. At March 31, 2025, the Company had a cash balance of $4,228,944 and current liabilities of $673,207. For the year ended March 31, 2025, the Company had a net increase in cash of $639,700. Even with the increase in cash, these other factors raise a substantial doubt as to the Company’s ability to continue as a going concern for a period that is one year from the report date. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development, regulatory, and commercial efforts which could adversely affect its future business prospects and its ability to continue as a going concern.

Management plans to fund its cash flow needs through current cash on hand and future debt and/or equity financings which it may obtain through one or more public or private equity offerings, debt financings, government or other third-party funding, strategic alliances, or collaboration agreements. However, these plans may not be sufficient to provide the necessary capital, and there still exists substantial doubt as to the Company’s ability to continue as a going concern for a period that is one year from the report date.

The accompanying financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Until such time that the Company implements its growth strategy, it expects to continue to generate operating losses in the foreseeable future, mostly due to research and development activities, corporate overhead and costs of being a public company. The Company will need to generate additional revenue or raise additional capital in the near term to fund its ongoing operations and business activities.